Risk Management and Financial Instruments (Details) - Schedule of Estimated Fair Value - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Estimated Fair Value [Line Items]
Principal	$ 16,034,559	$ 16,727,972	$ 13,577,973
Fair value	15,276,032	15,928,912	12,048,104
JBS Lux 2027 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,000,000	$ 1,000,000	$ 1,000,000
Price (% of the Principal)	92.88%	92.10%	86.90%
Fair value	$ 928,810	$ 920,960	$ 869,040
JBS Lux 2028 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 899,740	$ 900,000	$ 900,000
Price (% of the Principal)	98.77%	99.66%	95.13%
Fair value	$ 888,682	$ 896,931	$ 856,188
JBS Lux 2029 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 600,000	$ 600,000	$ 600,000
Price (% of the Principal)	89.13%	88.24%	84.02%
Fair value	$ 534,792	$ 529,440	$ 504,108
JBS Lux 2029 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 69,906	$ 77,973	$ 77,973
Price (% of the Principal)	100.00%	99.27%	98.16%
Fair value	$ 69,907	$ 77,406	$ 76,537
JBS Lux 2030 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,249,685	$ 1,250,000	$ 1,250,000
Price (% of the Principal)	98.50%	98.55%	95.40%
Fair value	$ 1,230,940	$ 1,231,875	$ 1,192,475
JBS Lux 2031 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 493,000	$ 500,000	$ 500,000
Price (% of the Principal)	87.48%	86.45%	82.46%
Fair value	$ 431,267	$ 432,250	$ 412,280
JBS Lux 2032 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,000,000	$ 1,000,000	$ 1,000,000
Price (% of the Principal)	85.99%	81.66%	77.61%
Fair value	$ 859,880	$ 816,560	$ 776,110
JBS Lux 2032 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 969,100	$ 1,000,000	$ 1,000,000
Price (% of the Principal)	85.99%	85.60%	82.24%
Fair value	$ 833,310	$ 856,030	$ 822,410
JBS Lux 2033 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,661,675	$ 2,050,000	$ 2,050,000
Price (% of the Principal)	99.44%	99.35%	95.41%
Fair value	$ 1,652,420	$ 2,036,736	$ 1,955,885
JBS Lux 2025 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,507,046	$ 1,600,000
Price (% of the Principal)	105.77%	105.27%
Fair value	$ 1,593,927	$ 1,684,368
JBS Lux 2052 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 900,000	$ 900,000	$ 900,000
Price (% of the Principal)	74.11%	74.36%
Fair value	$ 666,972	$ 669,204	$ 646,182
JBS Lux 2052 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,548,000	$ 1,550,000	$ 1,550,000
Price (% of the Principal)	99.55%	100.71%	96.79%
Fair value	$ 1,541,065	$ 1,560,989	$ 1,500,276
JBS Lux 2053 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 900,000	$ 900,000
Price (% of the Principal)	108.58%	109.34%
Fair value	$ 977,193	$ 984,060
PPC 2031 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 856,407	$ 1,000,000	$ 1,000,000
Price (% of the Principal)	91.07%	90.27%	86.39%
Fair value	$ 779,956	$ 902,650	$ 863,940
PPC 2032 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 900,000	$ 900,000	$ 900,000
Price (% of the Principal)	84.62%	84.47%	80.72%
Fair value	$ 761,616	$ 760,203	$ 726,498
PPC 2033 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 980,000	$ 1,000,000
Price (% of the Principal)	101.52%	102.90%
Fair value	$ 994,895	$ 1,029,020
PPC 2034 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 500,000	$ 499,999
Price (% of the Principal)	106.08%	108.05%
Fair value	$ 530,400	$ 540,230